FINANCIAL INCOME AND EXPENSES (Schedule of Financial Income (Expenses), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income:
Non-cash financial income	$ 233	$ 1,388	$ 2,390
Interest income	464	736	808
Financial income	697	2,124	3,198
Financial expense:
Interest on leases	(947)	(39)	(42)
Interest on tax audit settlement (Note 6)	(1,000)
Cash interest on exchangeable notes	(3,996)	(4,352)	(4,600)
Non-cash interest on exchangeable notes (Note 25)	(639)	(689)	(723)
Interest on deferred consideration and licence fee			(40)
Financial expense	(6,582)	(5,080)	(5,405)
Net Financing Expense	$ (5,885)	$ (2,956)	$ (2,207)